Growth Portfolio
Schedule of Investments (unaudited)
As of March 31, 2025
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (97.8%)
Communication Services (15.3%)
	Alphabet Inc. Class C	598,155	93,450
	Meta Platforms Inc. Class A	100,392	57,862
*	Netflix Inc.	40,619	37,878
*	Spotify Technology SA	41,910	23,052
			212,242
Consumer Discretionary (14.8%)
*	Amazon.com Inc.	578,311	110,029
*	Tesla Inc.	134,713	34,912
	TJX Cos. Inc.	157,282	19,157
*	O'Reilly Automotive Inc.	9,753	13,972
	Hilton Worldwide Holdings Inc.	51,338	11,682
*	Chipotle Mexican Grill Inc.	185,346	9,306
*	DraftKings Inc. Class A	200,536	6,660
			205,718
Financials (11.9%)
	Mastercard Inc. Class A	86,328	47,318
	Tradeweb Markets Inc. Class A	129,377	19,207
	KKR & Co. Inc.	149,168	17,245
	S&P Global Inc.	33,339	16,940
	Ares Management Corp. Class A	107,000	15,687
	Visa Inc. Class A	36,479	12,785
	American Express Co.	44,194	11,890
	Nasdaq Inc.	123,096	9,338
	Morgan Stanley	61,211	7,142
*	Corpay Inc.	12,706	4,431
	MSCI Inc.	6,688	3,782
			165,765
Health Care (7.7%)
	Eli Lilly & Co.	66,121	54,610
	Stryker Corp.	38,132	14,195
*	Boston Scientific Corp.	128,782	12,992
*	Vertex Pharmaceuticals Inc.	23,244	11,269
*	Intuitive Surgical Inc.	17,415	8,625
	UnitedHealth Group Inc.	10,492	5,495
			107,186
Industrials (4.8%)
	General Electric Co.	87,108	17,435
*	Copart Inc.	307,883	17,423
	TransUnion	158,275	13,135
	GE Vernova Inc.	34,902	10,655
	Waste Connections Inc. (XTSE)	38,413	7,498
			66,146
Information Technology (40.4%)
	Microsoft Corp.	385,192	144,597
	Apple Inc.	631,953	140,376
	NVIDIA Corp.	1,237,685	134,140
	Broadcom Inc.	280,240	46,921
*	HubSpot Inc.	25,937	14,818
	Monolithic Power Systems Inc.	22,122	12,830
*	ServiceNow Inc.	16,039	12,769
	Salesforce Inc.	47,509	12,750
*	Shopify Inc. Class A (XTSE)	127,734	12,184
	ASML Holding NV GDR (Registered)	15,322	10,153
*	Arista Networks Inc.	122,257	9,472
*	Gartner Inc.	19,686	8,263
*	ARM Holdings plc ADR	15,755	1,682
			560,955

Growth Portfolio
		Shares	Market Value ($000)
Real Estate (2.9%)
	Welltower Inc.	175,509	26,890
	Equinix Inc.	16,505	13,457
			40,347
Total Common Stocks (Cost $1,005,219)			1,358,359
Temporary Cash Investments (2.4%)
Money Market Fund (0.0%)
[1]	Vanguard Market Liquidity Fund, 4.342%	16	2
		Face Amount ($000)
Repurchase Agreement (2.4%)
	Bank of America Securities, LLC 4.380%, 4/1/25 (Dated 3/31/25, Repurchase Value $33,804, collateralized by U.S. Government Agency Obligations 6.500%, 6/20/54, with a value of $34,476)	33,800	33,800
Total Temporary Cash Investments (Cost $33,802)			33,802
Total Investments (100.2%) (Cost $1,039,021)			1,392,161
Other Assets and Liabilities—Net (-0.2%)			(2,297)
Net Assets (100%)			1,389,864
Cost is in $000.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio’s pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B.	Repurchase Agreements: The portfolio enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the portfolio under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The portfolio further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the portfolio may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
C.	Various inputs may be used to determine the value of the portfolio’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

Growth Portfolio
The following table summarizes the market value of the portfolio’s investments as of March 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,358,359	—	—	1,358,359
Temporary Cash Investments	2	33,800	—	33,802
Total	1,358,361	33,800	—	1,392,161